Administrative expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]

Note 13     Administrative expenses

Amounts in US$ ‘000	2021	2020	2019
Staff costs (Note 11)	26,402	27,708	29,688
Share-based payment (Note 11)	6,105	7,676	2,252
Consultant fees	10,806	8,570	18,685
Office expenses	224	1,525	1,386
Travel expenses	719	939	4,867
Director’s fees and allowance (Note 11)	2,853	2,094	3,266
Communication and IT costs	4,214	2,937	2,928
Allocation to joint operations	(8,574)	(6,720)	(8,008)
Other administrative expenses	4,079	5,586	5,754
	46,828	50,315	60,818